Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,544,000
Previously Paid Amount	0.00
Total Fee Amount	903.73
Total Offset Amount	0.00
Net Fee	903.73
Narrative - Max Aggregate Offering Price	$ 6,544,000
Final Prospectus	true